Financial Instruments - Schedule of Movements in Telesat Lightspeed Financing Warrants (Details) $ in Thousands	3 Months Ended
Mar. 31, 2026 CAD ($)
Schedule of Movements in Telesat Lightspeed Financing Warrants [Line Items]
Beginning balance	$ 832,432
Change in fair value	15,821
Impact of foreign exchange	60
Ending balance	848,313
Government of Canada [Member]
Schedule of Movements in Telesat Lightspeed Financing Warrants [Line Items]
Beginning balance	701,340
Change in fair value	13,329
Impact of foreign exchange	51
Ending balance	714,720
Government of Quebec [Member]
Schedule of Movements in Telesat Lightspeed Financing Warrants [Line Items]
Beginning balance	131,092
Change in fair value	2,492
Impact of foreign exchange	9
Ending balance	$ 133,593